Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) debtor	Dec. 31, 2021 USD ($) debtor	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Maximum exposure to credit risk
Loans receivables	$ 3,834	$ 123
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802	$ 84,557	$ 17,565
Credit risk
Maximum exposure to credit risk
Expected credit losses for loans receivable	28,475	0
ECL in respect of trade and other receivables	$ 1,512	$ 102
Trade and other receivables | Credit risk | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	41.00%	30.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Risk concentration	72.00%	74.00%
Number of largest debtors | debtor	3	3
Other investments - current
Maximum exposure to credit risk
Other investments	$ 50,365
Other investments - non-current
Maximum exposure to credit risk
Other investments	$ 17,903